Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

September 30, 2020

VIPFLI-II-QTLY-1120
1.822345.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	21,901	$971,735
VIP Equity-Income Portfolio Investor Class (a)	49,122	1,021,745
VIP Growth & Income Portfolio Investor Class (a)	60,533	1,166,470
VIP Growth Portfolio Investor Class (a)	10,819	994,381
VIP Mid Cap Portfolio Investor Class (a)	8,933	283,539
VIP Value Portfolio Investor Class (a)	58,308	749,844
VIP Value Strategies Portfolio Investor Class (a)	34,753	366,988
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,244,922)		5,554,702

International Equity Funds - 19.9%
VIP Emerging Markets Portfolio Investor Class (a)	268,879	3,226,546
VIP Overseas Portfolio Investor Class (a)	138,254	3,275,230
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,244,272)		6,501,776

Bond Funds - 48.1%
Fidelity Inflation-Protected Bond Index Fund (a)	274,661	3,015,774
Fidelity Long-Term Treasury Bond Index Fund (a)	44,237	746,281
VIP High Income Portfolio Investor Class (a)	125,128	654,417
VIP Investment Grade Bond Portfolio Investor Class (a)	807,751	11,340,831
TOTAL BOND FUNDS
(Cost $14,110,505)		15,757,303

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $4,918,887)	4,918,887	4,918,887
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,518,586)		32,732,668
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$32,732,672

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,047,085	$319,469	$604,347	$6,528	$14,039	$239,528	$3,015,774
Fidelity Long-Term Treasury Bond Index Fund	848,417	164,576	420,070	12,122	61,189	92,169	746,281
VIP Contrafund Portfolio Investor Class	1,006,412	282,207	497,909	5,945	58,784	122,241	971,735
VIP Emerging Markets Portfolio Investor Class	2,712,555	1,206,945	649,506	240,940	2,092	(45,540)	3,226,546
VIP Equity-Income Portfolio Investor Class	1,063,521	432,289	357,792	48,745	(21,418)	(94,855)	1,021,745
VIP Government Money Market Portfolio Investor Class 0.01%	5,131,760	1,567,010	1,779,883	16,135	--	--	4,918,887
VIP Growth & Income Portfolio Investor Class	1,212,011	503,334	405,695	62,294	9,850	(153,030)	1,166,470
VIP Growth Portfolio Investor Class	1,028,754	333,440	522,447	90,346	126,135	28,499	994,381
VIP High Income Portfolio Investor Class	673,079	104,197	102,521	5,106	(4,886)	(15,452)	654,417
VIP Investment Grade Bond Portfolio Investor Class	11,482,358	1,458,970	2,340,683	51,184	(8,660)	748,846	11,340,831
VIP Mid Cap Portfolio Investor Class	295,228	98,311	112,277	449	(7,662)	9,939	283,539
VIP Overseas Portfolio Investor Class	3,937,359	833,852	1,550,147	17,230	6,400	47,766	3,275,230
VIP Value Portfolio Investor Class	780,990	360,919	270,358	31,078	(10,393)	(111,314)	749,844
VIP Value Strategies Portfolio Investor Class	382,420	188,473	139,897	20,066	(10,773)	(53,235)	366,988
Total	$33,601,949	$7,853,992	$9,753,532	$608,168	$214,697	$815,562	$32,732,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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